GS Mortgage-Backed Securities Trust 2023-PJ1 ABS-15G

Exhibit 99.5 - Schedule 5

Scienna ID	Loan Number 1	Loan Number 2	GS Loan Number	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xx	xx	xx	xx	xx	xx	xx	Purchase	QM/Non-HPML	3	1	Compliance	Compliance	xx	Resolved	3	R	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,700.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than
10% for a comparison of the data between the provided disclosures.
																		Fee increased with no re-disclosure/COC provided to borrower: Construction Admin Fee $XXXX, Underwriting Fee $XXXX, Credut Report Fee $XXXX, Draw Inspection Fee $XXXX, Fkiid Cert $XXXX increased from initial LE to CD with no re-disclosure/COC provided in file.	Resolved: Fee calculation worksheet is provided.	Resolved: Fee calculation worksheet is provided.			QC Complete	xx	xx	xx	xx
xx	xx	xx	xx	xx	xx	xx	Purchase	QM/Non-HPML	3	1	Legal Docs	Doc Issue	xx	Resolved	3	R	* Missing proof of hazard insurance (Lvl R)	Missing evidence of Hazard Insurance with Receipt of payment for 1 year Premium.	Resolved: A copy of hazard insurance is provided.	Resolved: A copy of hazard insurance is provided.			QC Complete	xx	xx	xx	xx